Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Schedule of Other Income (Expenses)

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2013	2012	2011
Loss on disposal of subsidiaries	(76,814)	—	—
(Loss) gain resulting from remeasurement of contingent liability	(2,053)	(1,906)	(1,760)
Loss on currency operations	(2,029)	(4,643)	(4,454)
Gain on forgiveness of fines and penalties	2,550	2,777	47
Gain on accounts payable with expired legal term	1,737	3,158	5,338
Dividends received	285	25,981	28
Gain (loss) on sale of investments	(855)	2,166	(6)
Other taxes	—	—	(6,081)
Other income (expenses), net	(8,669)	1,899	2,507

Total other income (expenses), net	(85,848)	29,432	(4,381)